REVENUE - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Company recognized revenue included in the contract liabilities	$ 0	$ 0	$ 0	$ 30,400
Settle contract liability			24,000
Payment to customer to settle contract liability			12,000
Gain on settle contract liability			12,000
Company recognized revenue from contract liabilities assumed in the acquisitions	105,172
Contract liabilities	$ 428,346		$ 0	$ 24,000	$ 30,400